Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: February 10, 2022

Payment Date	2/15/2022
Collection Period Start	1/1/2022
Collection Period End	1/31/2022
Interest Period Start	1/18/2022
Interest Period End	2/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$342,085,359.35	$24,339,783.19	$317,745,576.16	0.720512	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$505,569,359.35	$24,339,783.19	$481,229,576.16

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$508,960,569.94	$484,620,786.75	0.357262
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$508,960,569.94	$484,620,786.75
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$342,085,359.35	1.60000%	30/360	$456,113.81
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$505,569,359.35			$690,726.70

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$508,960,569.94	$484,620,786.75
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$508,960,569.94	$484,620,786.75
Number of Receivable Outstanding	40,871	39,912
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	38	37

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,968,488.91
Principal Collections	$24,239,870.22
Liquidation Proceeds	$73,211.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,281,570.55
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,281,570.55

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$424,133.81	$424,133.81	$—	$—	$25,857,436.74
Interest - Class A-1 Notes	$—	$—	$—	$—	$25,857,436.74
Interest - Class A-2 Notes	$—	$—	$—	$—	$25,857,436.74
Interest - Class A-3 Notes	$456,113.81	$456,113.81	$—	$—	$25,401,322.93
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$25,234,533.18
First Allocation of Principal	$—	$—	$—	$—	$25,234,533.18
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$25,214,298.72
Second Allocation of Principal	$—	$—	$—	$—	$25,214,298.72
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$25,191,916.47
Third Allocation of Principal	$7,384,572.60	$7,384,572.60	$—	$—	$17,807,343.87
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,782,137.44
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,218,137.44
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,218,137.44
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$826,926.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$826,926.85
Remaining Funds to Certificates	$826,926.85	$826,926.85	$—	$—	$—
Total	$26,281,570.55	$26,281,570.55	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$508,960,569.94	$484,620,786.75
Note Balance	$505,569,359.35	$481,229,576.16
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	10	$99,912.97
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	58	$73,211.42
Monthly Net Losses (Liquidation Proceeds)			$26,701.55
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			(0.11)%
Preceding Collection Period			(0.16)%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$1,175,776.10
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	65	$943,693.45
60-89 Days Delinquent	0.06%	17	$285,566.69
90-119 Days Delinquent	0.02%	7	$109,681.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.28%	89	$1,338,941.26

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	1	$9,771.11
Total Repossessed Inventory	1	$9,771.11

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$395,247.81
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.08%
Preceding Collection Period		0.09%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.08%	29	0.07%